SCHEDULE OF ACTUAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%
State net of federal	5.20%	8.90%
Non-taxable change in fair value of warrant commitment	0.30%	9.30%
Goodwill impairment	0.00%	11.80%
Rate Change	1.10%	(0.20%)
Other	1.50%	0.00%
Valuation allowance	(29.10%)	(50.90%)
Effective income tax rate	0.00%	0.00%